Derivative instruments - Impact of movements in market commodity prices (Details) lb in Millions	Dec. 31, 2020 lb oz	Dec. 31, 2019 lb oz
Volumes subject to final pricing net of outstanding swaps
Gold ounces | oz	1,200,000	900,000
Copper pounds | lb	1.6	0.5